REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of revenues
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Utilities	$1,229	$953	$2,320	$2,002
Transport	871	769	1,719	1,665
Data	385	87	754	175
Midstream	178	137	553	300
Total	$2,663	$1,946	$5,346	$4,142
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
United States of America	$644	$589	$1,384	$1,115
India	420	83	805	206
Canada	411	307	835	691
United Kingdom	381	281	756	599
Brazil	295	224	568	498
Colombia	211	172	428	394
Australia	148	245	297	454
Chile	38	21	77	55
Peru	23	10	46	33
Other	92	14	150	97
Total	$2,663	$1,946	$5,346	$4,142